CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Research and development	$ 513,004	$ 67,291	$ 1,522,031	$ 92,291	$ 329,966	$ 311,302
General and administrative	990,110	978,329	3,267,037	3,284,880	4,362,557	3,547,927
Total operating expenses	1,503,114	1,045,620	4,789,068	3,377,171	4,692,523	3,859,229
Operating loss	(1,503,114)	(1,045,620)	(4,789,068)	(3,377,171)	(4,692,523)	(3,859,229)
Other expense (income)
Change in fair value of derivative liabilities	3,126,464	1,050,729	(2,024,660)	1,653,477	6,503,174	(767,198)
Fair value of derivative liabilities in excess of proceeds			322,644	7,174,634	7,174,634
Financing transaction costs				137,192	137,192
Loss on extinguishment of secured convertible promissory note - related party				590,392	590,392
Interest expense	301,547	0	711,575	37,708	94,763	667
Interest income				(74)	(84)
Total other expense (income)	3,428,011	1,050,729	(990,441)	9,593,329
Loss before income taxes	(4,931,125)	(2,096,349)	(3,798,627)	(12,970,500)	(19,192,594)	(3,092,698)
Provision for income taxes			1,600	1,642	1,642	1,600
Net Loss and comprehensive loss	$ (4,931,125)	$ (2,096,349)	$ (3,800,227)	$ (12,972,142)	(19,194,236)	(3,094,298)
Less: Preferred deemed dividend						1,044,000
Net loss applicable to common shareholders					$ (19,194,236)	$ (4,138,298)
Loss per common share:
Basic (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.11)
Diluted (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.11)
Weighted average shares of common stock outstanding used to compute earnings per share:
Basic (in shares)	133,001,746	131,445,057	132,885,675	117,434,563
Diluted (in shares)	133,001,746	131,445,057	167,690,989	117,434,563
Basic and diluted net loss per common share (in dollars per share)					$ (0.16)	$ (0.11)
Weighted average shares of common stock outstanding: basic and diluted (in shares)					121,154,334	27,906,090